Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Asset Held-for-sale

On May 9, 2018 the West Rigel was sold by Jurong and we received a share of proceeds totaling $126 million.

(In $ millions)	Six months ended June 30, 2018	Year ended December 31, 2017
Opening balance at the beginning of the period	126	128
Sale of West Rigel	(126)	—
Loss on disposal	—	(2)

Non-current assets held for sale	—	126